Equity compensation - Schedule Of Share Based Compensation Restricted Stock Units Award Activity (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares Subject to RSUs
Opening balance of outstanding	637,719	686,714
Expired/forfeited	(4,407)	(48,995)
Closing balance of outstanding	633,312	637,719
Weighted Average Grant Date Fair Value
Opening balance of weighted average outstanding	$ 82.70	$ 82.65
Expired/forfeited	89.00	81.95
Closing balance of weighted average outstanding	$ 82.63	$ 82.70
Restricted Stock Units (RSUs) [Member]
Shares Subject to RSUs
Opening balance of outstanding
Number of units grants	3,347,511
Expired/forfeited	(11,700)
Closing balance of outstanding	3,335,811
Unvested and expected to vest, December 31, 2021	3,335,811
Weighted Average Grant Date Fair Value
Opening balance of weighted average outstanding
Weighted average granted	9.32
Expired/forfeited	9.30
Closing balance of weighted average outstanding	9.32
Unvested and expected to vest, December 31, 2021	$ 9.32
Weighted Average Remaining Contractual Life (Years)
Outstanding balance (in years)	1 year 7 months 6 days
Unvested and expected to vest, December 31, 2021	1 year 7 months 6 days
Aggregate Intrinsic Value
Outstanding, intrinsic value	$ 42,064,577
Unvested and expected to vest, December 31, 2021	$ 42,064,577